Investments (Investment in Leverage Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investment in leveraged leases
Rental receivables, net	$ 1,329	$ 1,414
Estimated residual values	1,076	1,148
Subtotal	2,405	2,562
Unearned income	(693)	(777)
Investment in leases, net of non-recourse debt	1,712	1,785
Rental receivables, net	1,508	1,750
Estimated residual values	80	145
Subtotal	1,588	1,895
Unearned income	(512)	(776)
Investment in leases, net of non-recourse debt	$ 1,076	$ 1,119